Cash and Investments Held in Trust Account - Schedule of Fair Value Hierarchy of the Valuation Inputs (Details) - Level 1 [Member] - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Schedule of Fair Value Hierarchy of the Valuation Inputs [Line Items]
Trust Account		$ 55,495,253	$ 60,156,291
Cash [Member]
Schedule of Fair Value Hierarchy of the Valuation Inputs [Line Items]
Trust Account			575,000
U.S. Treasury Securities Money Market Fund [Member]
Schedule of Fair Value Hierarchy of the Valuation Inputs [Line Items]
Trust Account	$ 18,213,005	$ 55,495,253	$ 59,581,291